Schedule of Finance Lease Asset (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Lessee, Lease, Description [Line Items]
Motor vehicles at cost	$ 4,525,729	$ 6,034,306	$ 6,059,016
Less: Accumulated depreciation	(1,827,871)	(2,437,162)	(2,366,667)
Property and Equipment, net	2,697,858	3,597,144	3,692,349
Finance Lease [Member]
Lessee, Lease, Description [Line Items]
Motor vehicles at cost	96,000	128,000	128,000
Less: Accumulated depreciation	(84,799)	(113,067)	(87,467)
Property and Equipment, net	$ 11,201	$ 14,933	$ 40,533